Revenue - Additional Information (Detail) - Ultragenyx Collaboration Agreement [Member] £ in Millions, $ in Millions			6 Months Ended
	Jan. 25, 2021 GBP (£)	Jan. 25, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)
Disclosure Of Revenue From Contracts With Customers [Line Items]
Upfront Payment Received	£ 36.5	$ 50.0	£ 36.5	$ 50.0
Milestone payment to ultragenyx collaboration agreement deductions costs			2.4
Milestone payment to ultragenyx collaboraation agreement deductions costs recognised			0.9
Milestone payment to ultragenyx collaboration agreement deductions costs yet to be recogised			1.5
Novartis [member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Milestone payment for regulatory and commercial achievements			£ 7.2	$ 10.0